Fair Value Measurements (Summary Of Book Value And Fair Value Of Current And Long-Term Portion Of Loans Payable) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Fair Value Measurements [Abstract]
Current portion of loans payable, Book Value	$ 91,597		$ 521
Long-term portion of loans payable, Book Value	32,133		32,730
Total of balance outstanding, Book Value	123,730
Current portion of loans payable, Fair Value	91,597	[1]
Long-term portion of loans payable, Fair Value	32,133	[1]
Total loans payable, Fair Value	$ 123,730	[1]

[1]	Estimated fair value of long-term debt is based on quoted prices for similar liabilities for which significant inputs are observable.